Land Use Right - Schedule of Amortization Expense (Details) - Land Use Right [Member]	Dec. 31, 2024 USD ($)
Schedule of Amortization Expense [Line Items]
2025	$ 7,300
2026	7,300
2027	7,300
2028	7,300
2029	7,300
Thereafter	279,212
Total amortization expense	$ 315,712